Vessels, Net - Acquisition of Vessels (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		2 Months Ended	4 Months Ended	1 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 04, 2014	Feb. 12, 2014	Mar. 10, 2014	May 07, 2014	Jan. 24, 2013	Feb. 13, 2013	Mar. 22, 2013	Apr. 24, 2013	Jun. 10, 2013	Jun. 26, 2013	Jul. 09, 2013	Jul. 22, 2013	Aug. 13, 2013	Sep. 03, 2013	Sep. 05, 2013	Sep. 24, 2013	Sep. 30, 2013	Oct. 23, 2013	Jun. 16, 2014	Jul. 21, 2014	Sep. 19, 2014	Nov. 20, 2014	Dec. 09, 2014
Significant Acquisitions And Disposals [Line Items]
Cash consideration	$ 362,339	$ 288,906	$ 83,253
Deposits for vessels acquisitions	42,276	100,112
Vessel improvements	410	0
Nave Galactic
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Feb. 04, 2014
Vessels capacity per DWT	297,168
Vessel type	VLCC
Total vessel acquisition cost				51,739
Cash consideration				46,564
Deposits for vessels acquisitions				5,175
Nave Quasar
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Feb. 12, 2014
Vessels capacity per DWT	297,376
Vessel type	VLCC
Total vessel acquisition cost					54,687
Cash consideration					49,222
Deposits for vessels acquisitions					5,465
Nave Buena Suerte
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Mar. 10, 2014
Vessels capacity per DWT	297,491
Vessel type	VLCC
Total vessel acquisition cost						57,164
Cash consideration						51,450
Deposits for vessels acquisitions						5,714
Nave Jupiter
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	May 07, 2014
Vessels capacity per DWT	49,999
Vessel type	MR2 product tanker
Total vessel acquisition cost							39,643
Cash consideration							13,907
Deposits for vessels acquisitions							25,736
Nave Neutrino
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jun. 16, 2014
Vessels capacity per DWT	298,287
Vessel type	VLCC
Total vessel acquisition cost																						43,686
Nave Electron
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jul. 21, 2014
Vessels capacity per DWT	305,178
Vessel type	VLCC
Total vessel acquisition cost																							41,209
Nave Luminosity
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Sep. 19, 2014
Vessels capacity per DWT	49,999
Vessel type	MR2 product tanker
Total vessel acquisition cost																								39,630
Nave Pyxis
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Nov. 20, 2014
Vessels capacity per DWT	49,998
Vessel type	MR2 product tanker
Total vessel acquisition cost																									33,411
Nave Synergy
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Dec. 09, 2014
Vessels capacity per DWT	299,973
Vessel type	VLCC
Total vessel acquisition cost																										75,918
Nave Bellatrix
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jan. 24, 2013
Vessels capacity per DWT	49,999
Vessel type	MR2 product tanker
Total vessel acquisition cost								38,021
Cash consideration								4,563
Deposits for vessels acquisitions								33,458
Nave Rigel
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Feb. 13, 2013
Vessels capacity per DWT	74,673
Vessel type	LR1 product tanker
Total vessel acquisition cost									47,863
Cash consideration									16,591
Series D Preferred Stock issued for vessel acquisition									3,000
Deposits for vessels acquisitions									28,272
Nave Orion
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Mar. 22, 2013
Vessels capacity per DWT	49,999
Vessel type	MR2 product tanker
Total vessel acquisition cost										38,054
Cash consideration										8,157
Deposits for vessels acquisitions										29,897
Nave Atropos
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Apr. 24, 2013
Vessels capacity per DWT	74,695
Vessel type	LR1 product tanker
Total vessel acquisition cost											48,197
Cash consideration											17,089
Series D Preferred Stock issued for vessel acquisition											3,000
Deposits for vessels acquisitions											28,108
Nave Titan
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jun. 10, 2013
Vessels capacity per DWT	49,999
Vessel type	MR2 product tanker
Total vessel acquisition cost												37,123
Cash consideration												9,573
Deposits for vessels acquisitions												27,550
Nave Equinox
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jun. 26, 2013
Vessels capacity per DWT	50,922
Vessel type	MR2 product tanker
Cash consideration													23,449
Nave Capella
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jul. 09, 2013
Vessels capacity per DWT	49,995
Vessel type	MR2 product tanker
Total vessel acquisition cost														37,151
Cash consideration														9,639
Deposits for vessels acquisitions														27,512
Nave Pulsar
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jul. 09, 2013
Vessels capacity per DWT	50,922
Vessel type	MR2 product tanker
Cash consideration														23,625
Nave Universe
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Jul. 22, 2013
Vessels capacity per DWT	45,313
Vessel type	Chemical tanker
Cash consideration															34,208
Nave Celeste
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Aug. 13, 2013
Vessels capacity per DWT	298,717
Vessel type	VLCC
Cash consideration																35,864
Nave Alderamin
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Sep. 03, 2013
Vessels capacity per DWT	49,998
Vessel type	MR2 product tanker
Total vessel acquisition cost																	37,340
Cash consideration																	9,886
Deposits for vessels acquisitions																	27,454
Nave Constellation
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Sep. 05, 2013
Vessels capacity per DWT	45,281
Vessel type	Chemical tanker
Cash consideration																		34,294
Nave Dorado
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Sep. 24, 2013
Vessel type	MR2 product tanker
Cash consideration																			16,789
Bougainville
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Sep. 30, 2013
Vessels capacity per DWT	50,626
Vessel type	MR2 product tanker
Cash consideration																				35,560
Nave Lucida
Significant Acquisitions And Disposals [Line Items]
Vessel delivery date	Oct. 23, 2013
Vessel type	MR2 product tanker
Cash consideration																					$ 16,817